Pemberwick Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS AND NOTES - 75.0%
COMMUNICATIONS - 0.4%
Comcast Corp.
3.375%, 08/15/2025	$100,000	$96,519
3.950%, 10/15/2025	125,000	121,882
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	300,000	288,136
Walt Disney Co.
3.700%, 10/15/2025	250,000	242,755
1.750%, 01/13/2026	300,000	277,742
		1,027,034
CONSUMER, CYCLICAL - 1.1%
American Honda Finance Corp.
0.875%, 07/07/2023	300,000	299,914
3.625%, 10/10/2023	200,000	198,936
3.550%, 01/12/2024	250,000	247,303
PACCAR Financial Corp.
3.400%, 08/09/2023	60,000	59,863
2.150%, 08/15/2024	300,000	288,900
Target Corp.
3.500%, 07/01/2024	250,000	245,546
2.250%, 04/15/2025	250,000	238,207
Toyota Motor Credit Corp.
0.450%, 01/11/2024	300,000	292,138
2.900%, 04/17/2024	250,000	244,798
3.650%, 08/18/2025	300,000	290,061
0.800%, 10/16/2025	300,000	271,845
		2,677,511

CONSUMER NON-CYCLICAL - 2.4%
Abbott Laboratories
3.875%, 09/15/2025	250,000	244,294
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	125,000	123,988
0.750%, 11/13/2025	300,000	272,690
3.200%, 06/15/2026	300,000	287,230
Brown-Forman Corp.
3.500%, 04/15/2025	300,000	290,877
Cigna Corp.
6.150% (3 Month LIBOR USD + 0.890%), 07/15/2023 (a)	2,000,000	1,999,645
Gilead Sciences Inc.
0.750%, 09/29/2023	300,000	296,645
3.500%, 02/01/2025	300,000	291,018
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	49,153
PepsiCo, Inc.
3.600%, 03/01/2024	100,000	98,753
2.750%, 04/30/2025	300,000	287,496
Philip Morris International, Inc.
1.500%, 05/01/2025	300,000	280,714
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024	300,000	283,814
UnitedHealth Group, Inc.
3.500%, 02/15/2024	260,000	257,036
5.150%, 10/15/2025	300,000	300,933
3.700%, 12/15/2025	400,000	386,447
3.100%, 03/15/2026	350,000	335,067
		6,085,800
ENERGY - 0.8%
Baker Hughes Holdings LLC
1.231%, 12/15/2023	300,000	294,133
BP Capital Markets America, Inc.
3.796%, 09/21/2025	250,000	243,792
3.119%, 05/04/2026	300,000	285,691
Chevron Corp.
1.554%, 05/11/2025	300,000	281,224
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	300,000	292,870
Exxon Mobil Corp.
2.992%, 03/19/2025	300,000	289,159
Phillips 66
3.850%, 04/09/2025	300,000	291,833
		1,978,702
FINANCIAL - 65.8%
Aflac, Inc.
1.125%, 03/15/2026	300,000	268,721
American Express Co.
5.290% (SOFR + 0.230%), 11/03/2023 (a)	1,500,000	1,498,852
5.409% (SOFR + 0.720%), 05/03/2024 (a)	3,285,000	3,290,726
Ameriprise Financial, Inc.
3.000%, 04/02/2025	300,000	285,800
AvalonBay Communities, Inc.
4.200%, 12/15/2023	250,000	247,976
3.500%, 11/15/2024	300,000	290,921
3.500%, 11/15/2025	300,000	286,562
Bank of America Corp.
5.376% (SOFR + 0.730%), 10/24/2024 (a)	1,100,000	1,100,066
4.775% (SOFR + 0.660%), 02/04/2025 (a)	2,789,000	2,786,645
5.684% (SOFR + 1.100%), 04/25/2025 (a)	1,873,000	1,879,255
5.857% (SOFR + 1.330%), 04/02/2026 (a)	2,900,000	2,925,664
Bank of Montreal
0.314% (SOFR + 0.265%), 09/15/2023 (a)	4,000,000	3,999,509
5.232% (SOFR + 0.350%), 12/08/2023 (a)	3,325,000	3,324,096
5.592% (SOFR + 0.710%), 03/08/2024 (a)	3,273,000	3,274,718
4.058% (SOFR + 0.465%), 01/10/2025 (a)	1,971,000	1,966,984
Bank of New York Mellon Corp.
4.099% (SOFR + 0.200%), 10/25/2024 (a)	1,735,000	1,722,640
1.608% (SOFR + 0.620%), 04/25/2025 (a)	1,086,000	1,085,816
Bank of Nova Scotia
5.386% (SOFR + 0.550%), 09/15/2023 (a)	2,000,000	2,001,011
5.344% (SOFR + 0.960%), 03/11/2024 (a)	1,000,000	1,003,139
4.904% (SOFR + 0.445%), 04/15/2024 (a)	5,920,000	5,911,777
0.760% (SOFR + 0.460%), 01/10/2025 (a)	1,850,000	1,838,661
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	300,000	289,173
Canadian Imperial Bank of Commerce
6.204% (3 Month LIBOR USD + 0.660%), 09/13/2023 (a)	2,000,000	2,001,843
5.309% (SOFR + 0.400%), 12/14/2023 (a)	7,730,000	7,722,823
5.007% (SOFR + 0.420%), 10/18/2024 (a)	5,000,000	4,983,152
Capital One Financial Corp.
5.054% (SOFR + 0.690%), 12/06/2024 (a)	8,700,000	8,561,147
5.497% (SOFR + 1.350%), 05/09/2025 (a)	1,000,000	988,593
Citigroup, Inc.
5.179% (SOFR + 1.372%), 05/24/2025 (a)	2,220,000	2,229,970
4.602% (SOFR + 0.694%), 01/25/2026 (a)	2,585,000	2,574,998
5.975% (SOFR + 1.528%), 03/17/2026 (a)	9,300,000	9,389,253
ERP Operating LP
3.375%, 06/01/2025	300,000	288,059
Federal Realty Investment Trust
3.950%, 01/15/2024	217,000	214,570
Goldman Sachs Group, Inc.
7.063% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	4,800,000	4,823,040
5.813% (SOFR + 1.390%), 03/15/2024 (a)	1,518,000	1,524,940
5.108% (SOFR + 0.490%), 10/21/2024 (a)	6,050,000	6,030,352
5.678% (SOFR + 0.790%), 12/09/2026 (a)	2,000,000	1,984,737
HSBC Holdings PLC
5.778% (SOFR + 1.430%), 03/10/2026 (a)	4,000,000	4,027,353
Loews Corp.
3.750%, 04/01/2026	400,000	387,990
M&T Bank Corp.
5.948% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	5,000,000	4,998,154
Marsh & McLennan Cos., Inc.
3.500%, 03/10/2025	300,000	291,102
3.750%, 03/14/2026	300,000	290,633
MetLife, Inc.
3.000%, 03/01/2025	100,000	96,603
3.600%, 11/13/2025	125,000	120,160
Mid-America Apartments LP
3.750%, 06/15/2024	300,000	294,217
4.000%, 11/15/2025	300,000	290,415
Mitsubishi UFJ Financial Group, Inc.
6.128% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)	5,676,000	5,677,437
Mizuho Financial Group, Inc.
6.026% (SOFR + 0.960%), 05/22/2026 (a)	4,500,000	4,487,124
Morgan Stanley
4.766% (SOFR + 0.466%), 11/10/2023 (a)	6,441,000	6,437,308
4.755% (SOFR + 0.455%), 01/25/2024 (a)	5,000,000	4,995,697
5.737% (SOFR + 0.950%), 02/18/2026 (a)	1,100,000	1,102,319
Principal Financial Group, Inc.
3.400%, 05/15/2025	300,000	287,093
Prologis LP
3.250%, 06/30/2026	300,000	284,313
2.125%, 04/15/2027	300,000	270,602
Prudential Financial, Inc.
1.500%, 03/10/2026	400,000	365,595
Public Storage
0.875%, 02/15/2026	300,000	269,129
Realty Income Corp.
3.875%, 07/15/2024	296,000	289,649
3.875%, 04/15/2025	150,000	145,463
0.750%, 03/15/2026	400,000	351,758
4.125%, 10/15/2026	300,000	288,013
Royal Bank of Canada
5.883% (3 Month LIBOR USD + 0.660%), 10/05/2023 (a)	1,360,000	1,361,715
5.170% (SOFRINDX + 0.360%), 07/29/2024 (a)	3,200,000	3,185,357
0.437% (SOFR + 0.340%), 10/07/2024 (a)	7,461,000	7,428,561
4.325% (SOFR + 0.440%), 01/21/2025 (a)	1,000,000	995,565
Simon Property Group LP
3.750%, 02/01/2024	250,000	246,903
2.000%, 09/13/2024	350,000	334,116
3.375%, 10/01/2024	250,000	242,436
3.500%, 09/01/2025	100,000	95,864
3.300%, 01/15/2026	400,000	380,829
Societe Generale SA
5.668% (SOFR + 1.050%), 01/21/2026 (Acquired 09/23/2022, Cost $1,944,399) (a)(b)(d)	2,000,000	1,981,638
Sumitomo Mitsui Financial Group, Inc.
6.125% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)	3,100,000	3,100,631
Truist Bank
5.260% (SOFR + 0.200%), 01/17/2024 (a)	5,900,000	5,848,310
Truist Financial Corp.
5.288% (SOFR + 0.400%), 06/09/2025 (a)	7,000,000	6,777,460
Wells Fargo & Co.
5.956% (SOFR + 1.320%), 04/25/2026 (a)	3,000,000	3,021,685
		165,645,386
INDUSTRIALS - 1.5%
Burlington Northern Santa Fe LLC
3.000%, 04/01/2025	100,000	96,303
7.000%, 12/15/2025	215,000	223,431
Caterpillar Financial Services Corp.
2.150%, 11/08/2024	300,000	287,611
0.800%, 11/13/2025	300,000	271,672
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	58,926
General Electric Co.
7.832% (3 Month LIBOR USD + 2.280%), 12/15/2171 (a)	1,234,000	1,166,870
John Deere Capital Corp.
0.400%, 10/10/2023	300,000	295,837
2.650%, 06/24/2024	250,000	243,266
4.050%, 09/08/2025	300,000	293,688
0.700%, 01/15/2026	300,000	270,014
5.050%, 03/03/2026	300,000	301,138
The Boeing Co.
2.850%, 10/30/2024	100,000	96,164
2.500%, 03/01/2025	100,000	94,269
		3,699,189
TECHNOLOGY - 0.7%
Apple, Inc.
3.200%, 05/13/2025	150,000	145,179
International Business Machines Corp.
3.625%, 02/12/2024	100,000	98,611
3.000%, 05/15/2024	250,000	244,404
7.000%, 10/30/2025	150,000	156,174
Intuit, Inc.
0.650%, 07/15/2023	300,000	299,751
0.950%, 07/15/2025	300,000	274,227
Lam Research Corp.
3.750%, 03/15/2026	300,000	291,304
Xilinx, Inc.
2.950%, 06/01/2024	345,000	336,768
		1,846,418

UTILITIES - 2.3%
Arizona Public Service Co.
3.350%, 06/15/2024	350,000	341,265
3.150%, 05/15/2025	300,000	286,675
Berkshire Hathaway Energy Co.
3.750%, 11/15/2023	250,000	248,064
3.500%, 02/01/2025	200,000	193,365
Commonwealth Edison Co.
3.100%, 11/01/2024	300,000	290,912
Duke Energy Progress LLC
3.250%, 08/15/2025	100,000	95,968
Entergy Arkansas LLC
3.700%, 06/01/2024	300,000	294,934
Entergy Louisiana LLC
5.400%, 11/01/2024	100,000	99,655
Georgia Power Co.
3.250%, 04/01/2026	300,000	284,742
Louisville Gas and Electric Co.
3.300%, 10/01/2025	150,000	143,994
National Rural Utilities Cooperative Finance Corp
1.875%, 02/07/2025	300,000	283,396
4.450%, 03/13/2026	300,000	295,539
PacifiCorp
3.600%, 04/01/2024	210,000	206,068
PECO Energy Co.
3.150%, 10/15/2025	428,000	409,466
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	137,999
Public Service Electric and Gas Co.
3.750%, 03/15/2024	350,000	345,989
3.000%, 05/15/2025	175,000	167,334
0.950%, 03/15/2026	300,000	270,816
San Diego Gas & Electric Co.
3.600%, 09/01/2023	250,000	249,000
Southern California Edison Co.
3.500%, 10/01/2023	300,000	297,422
1.100%, 04/01/2024	300,000	289,703
Virginia Electric and Power Co.
3.150%, 01/15/2026	300,000	286,018
Wisconsin Electric Power Co.
2.050%, 12/15/2024	350,000	332,649
		5,850,973
TOTAL CORPORATE BONDS AND NOTES (Cost $189,929,293)		188,811,013

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
Federal Home Loan Mortgage Corporation REMICS - 0.6%
Series 2989, Class TG
5.000%, 06/15/2025	2,305	2,284
Series 3002, Class YD
4.500%, 07/15/2025	13,303	13,054
Series 3775, Class EM
3.500%, 11/15/2025	7,855	7,649
Series 4266, Class BG
2.500%, 04/15/2026	18,552	17,779
Series 3970, Class HB
3.000%, 12/15/2026	92,501	88,949
Seires 4020, Class PA
2.750%, 03/15/2027	13,439	12,933
Series 2091, Class PG
6.000%, 11/15/2028	116,883	117,248
Series 2097, Class PZ
6.000%, 11/15/2028	76,509	76,637
Series 4311, Class TD
2.500%, 02/15/2029	66,823	63,657
Series 2526, Class FI
6.193% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	19,345	19,568
Series 4203, Class DM
3.000%, 04/15/2033	49,852	47,459
Series 2363, Class EJ
4.000%, 05/15/2033	85,377	83,008
Series 2682, Class LD
4.500%, 10/15/2033	22,215	21,916
Series 4453, Class DA
3.500%, 11/15/2033	43,673	42,461
Seires 2759, Class TC
4.500%, 03/15/2034	146,700	142,838
Series 2933, Class HD
5.500%, 02/15/2035	2,802	2,792
Series 4417, Class EG
2.500%, 01/15/2040	87,569	85,404
Series 3786, Class NA
4.500%, 07/15/2040	10,785	10,506
Series 4045, Class HC
2.000%, 07/15/2041	1,739	1,707
Series 4002, Class LB
2.000%, 09/15/2041	56,481	51,722
Series 4171, Class NG
2.000%, 06/15/2042	73,174	63,968
Series 4309, Class JD
2.000%, 10/15/2043	12,774	11,384
Series 4716, Class PA
3.000%, 07/15/2044	75,761	71,703
Series 4472, Class MA
3.000%, 05/15/2045	289,658	265,856
Series 4949, Class PM
2.500%, 02/25/2050	162,869	135,677
		1,458,159
Federal National Mortgage Association REMICS - 0.8%
Series 2005-40, Class YG
5.000%, 05/25/2025	2,415	2,367
Series 2011-110, Class CY
3.500%, 11/25/2026	120,016	116,168
Series 2007-27, Class MQ
5.500%, 04/25/2027	1,374	1,353
Series 2012-66, Class HE
1.500%, 06/25/2027	10,933	10,368
Series 2012-101, Class AB
1.500%, 06/25/2027	25,235	24,139
Series 2012-148, Class BQ
1.250%, 01/25/2028	57,472	53,903
Series 2013-124, Class BD
2.500%, 12/25/2028	22,460	21,717
Series 2014-8, Class DA
4.000%, 03/25/2029	21,127	20,620
Series 2002-56, Class PE
6.000%, 09/25/2032	52,185	53,074
Series 2013-72, Class HG
3.000%, 04/25/2033	107,192	101,096
Series 2003-127, Class EG
6.000%, 12/25/2033	67,753	68,951
Series 2004-60, Class AB
5.500%, 04/25/2034	23,504	23,430
Series 2005-48, Class AU
5.500%, 06/25/2035	31,111	30,939
Series 2005-64, Class PL
5.500%, 07/25/2035	7,629	7,602
Series 2005-68, Class PG
5.500%, 08/25/2035	7,605	7,584
Series 2005-83, Class LA
5.500%, 10/25/2035	3,610	3,624
Series 2006-57, Class AD
5.750%, 06/25/2036	2,316	2,299
Series 2011-9, Class LH
3.500%, 01/25/2039	30,991	30,477
Series 2011-68, Class EP
4.500%, 12/25/2039	2,117	2,095
Series 2014-19, Class HA
2.000%, 06/25/2040	21,664	20,242
Series 2011-146, Class LX
3.500%, 10/25/2040	125,905	120,897
Series 2010-123, Class BP
4.500%, 11/25/2040	63,754	61,791
Series 2012-31, Class NP
2.000%, 04/25/2041	4,693	4,588
Series 2012-38, Class PA
2.000%, 09/25/2041	21,783	19,691
Series 2013-19, Class PA
2.000%, 11/25/2041	72,536	66,339
Series 2012-102, Class HA
2.000%, 02/25/2042	49,669	44,893
Series 2012-90, Class DA
1.500%, 03/25/2042	26,508	23,262
Series 2012-134, Class VP
3.000%, 10/25/2042	66,532	64,074
Series 2012-139, Class JA
3.500%, 12/25/2042	170,084	158,521
Series 2013-16, Class LD
2.000%, 02/25/2043	35,202	30,295
Series 2013-14, Class QD
1.500%, 03/25/2043	26,889	22,434
Series 2016-8, Class PC
2.500%, 10/25/2044	180,852	165,269
Series 2016-105, Class PA
3.500%, 04/25/2045	178,178	168,724
Series 2016-60, Class Q
1.750%, 09/25/2046	73,784	64,978
Series 2017-77, Class BA
2.000%, 10/25/2047	60,606	53,261
Series 2019-33, Class N
3.000%, 03/25/2048	380,134	349,337
		2,020,402
Government National Mortgage Association REMICS - 0.2%
Series 2013-88, Class WA
4.820%, 06/20/2030 (a)	4,294	4,266
Series 2007-11, Class PE
5.500%, 03/20/2037	24,074	23,889
Series 2009-10, Class DE
5.000%, 04/16/2038	74,990	74,475
Series 2010-112, Class NG
2.250%, 09/16/2040	70,058	63,328
Series 2013-64, Class LP
1.500%, 08/20/2041	114,154	101,936
Series 2013-56, Class AP
2.000%, 11/16/2041	65,851	58,428
Series 2012-106, Class MA
2.000%, 11/20/2041	75,688	68,374
Series 2012-48, Class MA
2.500%, 04/16/2042	47,128	42,023
		436,719
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,824,870)		3,915,280

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp - 0.1%
4.000%, 02/01/2026, Gold Pool #J14494	4,519	4,415
4.000%, 06/01/2026, Gold Pool #J15974	1,654	1,613
3.000%, 12/01/2026, Gold Pool #J17508	19,275	18,610
4.500%, 06/01/2029, Gold Pool #C91251	3,125	3,073
4.500%, 12/01/2029, Gold Pool #C91281	6,683	6,571
4.500%, 04/01/2030, Gold Pool #C91295	3,580	3,520
3.000%, 05/01/2047, Pool #ZT1361	224,292	201,939
		239,741
Federal National Mortgage Association - 0.7%
5.500%, 01/01/2024, Pool #AD0471 (e)	0	0
5.000%, 12/01/2025, Pool #256045	3,210	3,180
2.330%, 01/01/2027	600,000	551,348
5.500%, 05/01/2028, Pool #257204	4,651	4,632
4.000%, 08/01/2029, Pool #MA0142	5,193	5,071
3.500%, 12/01/2031, Pool #MA0919	207,472	199,552
2.000%, 03/01/2036, Pool #BP3785	334,603	296,990
5.500%, 04/01/2037, Pool #AD0249	8,605	8,810
5.000%, 10/01/2039, Pool #AC3237	18,849	18,996
3.000%, 08/01/2040, Pool #BP6567	145,421	131,826
3.000%, 06/01/2046, Pool #FM5719	321,814	290,776
3.000%, 11/01/2049, Pool #FM2014	218,585	195,144
		1,706,325
Freddie Mac Strips - 0.0%
1.500%, 11/15/2027	31,683	30,017
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,175,585)		1,976,083

U.S. TREASURY OBLIGATIONS - 7.7%
U.S. Treasury Notes - 7.7%
1.250%, 07/31/2023	300,000	299,081
0.375%, 10/31/2023	1,100,000	1,082,744
0.250%, 11/15/2023	500,000	490,810
2.250%, 12/31/2023	400,000	394,056
2.125%, 03/31/2024	400,000	390,452
2.000%, 04/30/2024	720,000	700,031
2.500%, 05/15/2024	500,000	487,481
0.375%, 07/15/2024	500,000	474,887
1.250%, 08/31/2024	200,000	190,801
0.375%, 09/15/2024	600,000	565,652
1.500%, 10/31/2024	300,000	285,516
1.500%, 11/30/2024	200,000	189,930
1.750%, 12/31/2024	400,000	380,359
2.250%, 12/31/2024	500,000	478,848
1.375%, 01/31/2025	575,000	542,387
2.000%, 02/15/2025	500,000	476,025
0.500%, 03/31/2025	600,000	555,105
0.375%, 04/30/2025	400,000	368,109
2.125%, 05/15/2025	800,000	759,922
0.250%, 05/31/2025	600,000	549,188
0.250%, 06/30/2025	1,000,000	913,477
2.750%, 06/30/2025	500,000	479,775
2.875%, 07/31/2025	500,000	480,791
2.000%, 08/15/2025	800,000	754,875
2.750%, 08/31/2025	500,000	479,063
2.250%, 11/15/2025	820,000	774,900
4.500%, 11/15/2025	400,000	397,984
0.375%, 01/31/2026	1,700,000	1,526,646
2.625%, 01/31/2026	200,000	190,375
6.000%, 02/15/2026	1,900,000	1,964,645
0.750%, 04/30/2026	1,000,000	900,664
0.750%, 05/31/2026	1,000,000	898,457
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,205,368)		19,423,036
	Shares
SHORT-TERM INVESTMENTS - 14.0%
TREASURY BILLS - 7.9%
United States Treasury Bill	20,000,000	19,952,754
MONEY MARKET FUNDS - 6.1%
First American Government Obligations Fund Class X - 5.01% (c)	15,245,219	15,245,219
TOTAL SHORT-TERM INVESTMENTS (Cost $35,192,969)		35,197,973
TOTAL INVESTMENTS (Cost $251,328,085) - 99.1%		249,323,385
Other Assets in Excess of Liabilities - 0.9%		2,321,289
TOTAL NET ASSETS - 100.0%		$251,644,674

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
(a) Variable or Floating Rate Security. The rate shown represents the rate at June 30, 2023.
(b) Security is a perpetual bond and has no definite maturity date.
(c) The rate shown represents the fund's 7-day yield as of June 30, 2023.
(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified
\institutional buyers. At June 30, 2023, the market value of these securities total $1,981,638 which represents 0.8% of total net assets.
(e) Rounds to zero.

Summary of Fair Value Measurements at June 30, 2023 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which, as of June 30, 2023, is comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$188,811,013	$-	$188,811,013
Collateralized Mortgage Obligations	-	3,915,280	-	3,915,280
U.S. Government Agency Obligations	-	1,976,083	-	1,976,083
U.S. Treasury Obligations	-	19,423,036	-	19,423,036
Short-Term Investments	15,245,219	19,952,754	-	35,197,973
Total Investments in Securities	$15,245,219	$234,078,166	$-	$249,323,385

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.